Popular ABS Mortgage Pass-Through Trust, Series 2006-B
November 27, 2006
*****RESTATEMENT*****

Table of Contents

Distribution Report	2

Factor Report	2

Delinquency Group Total Report	6

Foreclosure Group Total Report	7

REO Group Total Report	7

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT,
PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Nayades Ortega
Bank of New York - Structured Finance
101 Barclay Street, Floor 4W
New York, New York 10286
Tel: (212) 815-8184 / Fax: (212) 815-3910
Email: nayades.x.ortega@bankofny.com

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
November 27, 2006
*****RESTATEMENT*****

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	152,679,000.00	102,167,860.27	8,118,716.40	505,730.91	8,624,447.31	0.00	0.00	94,049,143.87
A2	52,396,000.00	52,396,000.00	0.00	263,682.87	263,682.87	0.00	0.00	52,396,000.00
A3	43,745,000.00	43,745,000.00	0.00	224,557.67	224,557.67	0.00	0.00	43,745,000.00
M1	23,659,000.00	23,659,000.00	0.00	123,184.53	123,184.53	0.00	0.00	23,659,000.00
M2	18,026,000.00	18,026,000.00	0.00	96,168.71	96,168.71	0.00	0.00	18,026,000.00
M3	4,989,000.00	4,989,000.00	0.00	26,844.98	26,844.98	0.00	0.00	4,989,000.00
M4	4,667,000.00	4,667,000.00	0.00	27,251.39	27,251.39	0.00	0.00	4,667,000.00
M5	4,185,000.00	4,185,000.00	0.00	25,012.35	25,012.35	0.00	0.00	4,185,000.00
M6	2,897,000.00	2,897,000.00	0.00	19,969.99	19,969.99	0.00	0.00	2,897,000.00
B1	3,058,000.00	3,058,000.00	0.00	21,219.97	21,219.97	0.00	0.00	3,058,000.00
B2	4,185,000.00	4,185,000.00	0.00	29,040.41	29,040.41	0.00	0.00	4,185,000.00
B3	7,402,000.00	5,120,198.21	337,783.21	35,529.91	373,313.12	0.00	0.00	4,782,415.00
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	321,888,000.00	269,095,058.48	8,456,499.61	1,398,193.69	9,854,693.30	0.00	0.00	260,638,558.87
X	321,895,820.95	272,986,339.37	0.00	126,053.03	126,053.03	0.00	0.00	264,867,622.97

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
A1	73316PKF6	669.16773276	53.17506926	3.31238029	56.48744955	615.99266350	5.400000%
A2	73316PKG4	1,000.00000000	0.00000000	5.03250000	5.03250000	1,000.00000000	5.490000%
A3	73316PKH2	1,000.00000000	0.00000000	5.13333341	5.13333341	1,000.00000000	5.600000%
M1	73316PKJ8	1,000.00000000	0.00000000	5.20666681	5.20666681	1,000.00000000	5.680000%
M2	73316PKK5	1,000.00000000	0.00000000	5.33500000	5.33500000	1,000.00000000	5.820000%
M3	73316PKL3	1,000.00000000	0.00000000	5.38083383	5.38083383	1,000.00000000	5.870000%
M4	73316PKM1	1,000.00000000	0.00000000	5.83916649	5.83916649	1,000.00000000	6.370000%
M5	73316PKN9	1,000.00000000	0.00000000	5.97666667	5.97666667	1,000.00000000	6.520000%
M6	73316PKP4	1,000.00000000	0.00000000	6.89333448	6.89333448	1,000.00000000	7.520000%
B1	73316PKQ2	1,000.00000000	0.00000000	6.93916612	6.93916612	1,000.00000000	7.570000%
B2	73316PKR0	1,000.00000000	0.00000000	6.93916607	6.93916607	1,000.00000000	7.570000%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
November 27, 2006
*****RESTATEMENT*****

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
B3	73316PKS8	691.73172251	45.63404620	4.80004188	50.43408808	646.09767630	7.570000%
TOTALS		835.98971841	26.27155908	4.34372729	30.61528637	809.71815933
X	N/A	848.05804115	0.00000000	0.39159573	0.39159573	822.83647606	0.554107%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
November 27, 2006
*****RESTATEMENT*****

Sec. 4.03(a)(i)	Dates

	Record Date	11/24/06
	Determination Date	11/21/06
	Distribution Date	11/27/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	150,530.01
	Curtailments	7,796.14
	Prepayments	7,960,390.23
	Repurchases	0.00
	Liquidation Proceeds	0.00

	Extra Principal Distribution Amount	0.02

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	505,730.91
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	263,682.87
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	224,557.67
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - M-1	123,184.53
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	96,168.71
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	26,844.98
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

	Interest Distribution - M-4	27,251.39
	Unpaid Interest - M-4	0.00
	Remaining Unpaid Interest - M-4	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
November 27, 2006
*****RESTATEMENT*****

	Interest Distribution - M-5	25,012.35
	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00

	Interest Distribution - M-6	19,969.99
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00

	Interest Distribution - B-1	21,219.97
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00

	Interest Distribution - B-2	29,040.41
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00

	Interest Distribution - B-3	35,529.91
	Unpaid Interest - B-3	0.00
	Remaining Unpaid Interest - B-3	0.00

	Interest Reductions

	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00

	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
	Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
November 27, 2006
*****RESTATEMENT*****

	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00
	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
	Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	272,986,339.37
	Ending Pool Balance	264,867,622.97
	Beginning Loan Count	1,498.00
	Ending Loan Count	1,466.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	113,744.31

Sec. 4.03(a)(ix)	Delinquency Advances

	Delinquency Advances Included in Current Distribution	0.00
	Recouped Advances Included in Current Distribution	0.00
	Recouped Advances From Liquidations	0.00
	Aggregate Amount of Advances Outstanding	0.00

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	4,549.77

Section 4.03(a)(xi) A	Delinquencies

Delinquency Group Total Report
Group Totals
Period	Number	Principal Balance	Percentage
0-30 days	171	30,639,548.78	11.57%
31-60 days	58	9,767,269.40	3.69%
61-90 days	13	2,169,600.01	0.82%
91+days	5	654,968.27	0.25%
Total	247	43,231,386.46	16.32%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
November 27, 2006
*****RESTATEMENT*****

Sec. 4.03(a)(xii) B	Loans in Foreclosure

Foreclosure Group Total Report
Number of Loans	Principal Balance	Percentage
52	10,354,341.03	3.91%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Total Report
Number of Loans	Principal Balance	Percentage
0	0.00	0.00%

	Market Value of REO Loans	0.00

Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans

	Three Largest Loans	2,243,357.94

Sec. 4.03(a)(xv)	Net WAC Cap Carryover

	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
November 27, 2006
*****RESTATEMENT*****

	Class M-5 Net WAC Cap Carryover Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	1,547.36
	Class M-6 Net WAC Cap Carryover Amounts Paid	1,547.36
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	1,773.51
	Class B-1 Net WAC Cap Carryover Amounts Paid	1,773.51
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	2,427.12
	Class B-2 Net WAC Cap Carryover Amounts Paid	2,427.12
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	2,969.50
	Class B-3 Net WAC Cap Carryover Amounts Paid	2,969.50
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans
	with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	7,147,237.64

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds
	Beginning Balance of Cap Reserve Fund	126,050.90
	Funds Deposited to Cap Reserve Fund	126,050.90
	Funds Withdrawn From Cap Reserve Fund For Distribution	126,050.90
	Ending Balance of Cap Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	8.15%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	362.00

Sec. 4.03 (a)(xxii),(xxiii),(xxv)	Overcollateralization Amounts

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust, Series 2006-B
November 27, 2006
*****RESTATEMENT*****

	Overcollateralization Amount	4,229,064.10
	Overcollateralization Target Amount	3,891,280.89
	Overcollateralization Release Amount	0.00
	Overcollateralization Deficiency Amount	0.00

Sec. 4.03 (a)(xxvi)	Trigger Events

	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxvii)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	4.98%
	Six month rolling average of 60+ Day Delinquent Loans	0.03

Sec. 4.03 (a)(xxviii)	Final Maturity Reserve Fund

	Beginning Balance of Final Maturity Reserve Fund	0.00
	Funds Withdrawn From Final Maturity Reserve Fund For Distribution	0.00
	Funds Deposited to Final Maturity Reserve Fund	0.00
	Ending Balance of Final Maturity Reserve Fund	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries

	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage

	Senior Enhancement Percentage	28.19%
	Senior Specified Enhancement Percentage	46.40%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.